ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Voluntary change in Accounting Policy

Condensed Consolidated Income Statement	As originally published	Change	Reclassified
	£m	£m	£m
Interest and similar income	5,918	–	5,918
Interest expense and similar charges	(3,703)	–	(3,703)
Net interest income	2,215	–	2,215
Fee and commission income	362	–	362
Fee and commission expense	(221)	–	(221)
Net fee and commission income	141	–	141
Other operating income	31	–	31
Regulatory fees and levies	–	(93)	(93)
Net operating income	2,387	(93)	2,294
Operating expenses before credit impairment charges, restructuring and specific provisions	(1,269)	(62)	(1,331)
Credit impairment charges	(105)	–	(105)
Restructuring and specific provisions	(249)	155	(94)
Total credit impairment charges, restructuring and specific provisions	(354)	155	(199)
Profit before tax	764	–	764
Tax on profit	(196)	–	(196)
Profit after tax	568	–	568

Disclosure of Information about Key Judgements and Key Estimates

Key judgements	–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
–Expected future cash flows for individually assessed Stage 3 corporate exposures
–Collateral valuations of individually assessed Stage 3 corporate exposures

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data

Key judgement:	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control

Key judgement:	–Determining the valuation methodologies for assets and liabilities acquired
Key estimates:	–Funding mix
–Funding spread